Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 458	¥ 280	¥ 538	¥ 480